Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	24.53%	35.00%
Liability for uncertain tax positions	$ 0	$ 2,679
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Returns open to examination, state impact of federal changes, maximum (years)	2 years